Debt Securities Held-to-maturity - Weighted average yield and contractual maturities of debt securities HTM (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Jan. 02, 2020	Dec. 31, 2019
Amortized cost
Amortized cost - Within 1 year	$ 3,990
Amortized cost - After 1 to 5 years	16,061
Amortized cost - After 5 to 10 years	14,845
Amortized cost - After 10 years	57,725
Amortized Cost	92,621		$ 97,662
Allowance for credit losses
Less - Allowance for credit losses	10,261	$ 13,000	0
Net of Allowance
Net of Allowance	82,360		97,662
Gross unrecognized gains
Gross Unrealized Gains	12,554		9,386
Gross unrealized losses
Gross Unrealized Losses	23		1,938
Fair Value
Fair Value - within 1 year	3,987
Fair Value - After 1 to 5 years	16,062
Fair Value - After 5 to 10 years	14,544
Fair Value - After 10 years	60,298
Fair value	$ 94,891		$ 105,110
Weighted Average Yield
Weighted Average Yield	3.38%		3.49%
Obligations of Puerto Rico, States and political subdivisions
Amortized cost
Amortized cost - Within 1 year	$ 3,990		$ 3,745
Amortized cost - After 1 to 5 years	16,030		17,580
Amortized cost - After 5 to 10 years	14,845		18,195
Amortized cost - After 10 years	46,164		46,036
Amortized Cost	81,029		85,556
Allowance for credit losses
Allowance for credit losses - Within 1 Year	50
Allowance for credit losses - After 1 to 5 years	710
Allowance for credit losses - After 5 to 10 years	573
Allowance for credit losses - After 10 years	8,928
Less - Allowance for credit losses	10,261		0
Net of Allowance
Net of Allowance - Within 1 Year	3,940
Net of Allowance - After 1 to 5 Years	15,320
Net of Allowance - After 5 to 10 Years	14,272
Net of Allowance - After 10 Years	37,236
Net of Allowance	70,768
Gross unrecognized gains
Gross unrealized gains - Within 1 year	47		0
Gross unrealized gains - After 1 to 5 years	710		0
Gross unrealized gains - After 5 to 10 years	295		0
Gross unrealized gains - After 10 years	11,501		9,384
Gross Unrealized Gains	12,553		9,384
Gross unrealized losses
Gross unrealized losses - Within 1 year	0		11
Gross unrealized losses - After 1 to 5 years	0		320
Gross unrealized losses - After 5 to 10 years	23		1,607
Gross unrealized losses - After 10 years	0		0
Gross Unrealized Losses	23		1,938
Fair Value
Fair Value - within 1 year	3,987		3,734
Fair Value - After 1 to 5 years	16,030		17,260
Fair Value - After 5 to 10 years	14,544		16,588
Fair Value - After 10 years	48,737		55,420
Fair value	$ 83,298		$ 93,002
Weighted Average Yield
Weighted average yield - Within 1 Year	6.05%		6.01%
Weighted average yield - After 1 to 5 years	6.16%		6.11%
Weighted average yield - After 5 to 10 years	2.77%		3.11%
Weighted average yield - After 10 years	1.58%		1.67%
Weighted Average Yield	2.93%		3.08%
Collateralized Mortgage Obligations - Federal agencies
Amortized cost
Amortized cost - After 1 to 5 years	$ 31		$ 45
Amortized Cost	31		45
Allowance for credit losses
Allowance for credit losses - After 1 to 5 years	0
Less - Allowance for credit losses	0
Net of Allowance
Net of Allowance - After 1 to 5 Years	31
Net of Allowance	31
Gross unrecognized gains
Gross unrealized gains - After 1 to 5 years	1		2
Gross Unrealized Gains	1		2
Gross unrealized losses
Gross unrealized losses - After 1 to 5 years	0		0
Gross Unrealized Losses	0		0
Fair Value
Fair Value - After 1 to 5 years	32		47
Fair value	$ 32		$ 47
Weighted Average Yield
Weighted average yield - After 1 to 5 years	6.44%		6.44%
Weighted Average Yield	6.44%		6.44%
Securities in wholly owned statutory business trusts
Amortized cost
Amortized cost - After 10 years	$ 11,561		$ 11,561
Amortized Cost	11,561		11,561
Allowance for credit losses
Allowance for credit losses - After 10 years	0
Less - Allowance for credit losses	0
Net of Allowance
Net of Allowance - After 10 Years	11,561
Net of Allowance	11,561
Gross unrecognized gains
Gross unrealized gains - After 10 years	0		0
Gross Unrealized Gains	0		0
Gross unrealized losses
Gross unrealized losses - After 10 years	0		0
Gross Unrealized Losses	0		0
Fair Value
Fair Value - After 10 years	11,561		11,561
Fair value	$ 11,561		$ 11,561
Weighted Average Yield
Weighted average yield - After 10 years	6.51%		6.51%
Weighted Average Yield	6.51%		6.51%
Other
Amortized cost
Amortized cost - Within 1 year			$ 500
Amortized Cost			500
Gross unrecognized gains
Gross unrealized gains - Within 1 year			0
Gross Unrealized Gains			0
Gross unrealized losses
Gross unrealized losses - Within 1 year			0
Gross Unrealized Losses			0
Fair Value
Fair Value - within 1 year			500
Fair value			$ 500
Weighted Average Yield
Weighted average yield - Within 1 Year			2.97%
Weighted Average Yield			2.97%